LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 3, 2024
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Core Alternative ETF (S000066967)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Core Alternative ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 31, 2024, and filed electronically as Post-Effective Amendment No. 328 to the Trust’s Registration Statement on Form N-1A on August 26, 2024.
If you have any questions or require further information, please contact the undersigned at 608-716-8890 or chad.fickett@usbank.com.
Sincerely,
/s/ Chad Fickett
Chad Fickett
Secretary